Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income
2013 (CHF million)
Balance at beginning of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Increase/(decrease)	6	(991)	(27)	750	0	(262)
Increase/(decrease) due to equity method investments	13	0	0	0	0	13
Reclassification adjustments, included in net income	(1)	84	(5)	294	(95)	277
Total increase/(decrease)	18	(907)	(32)	1,044	(95)	28
Balance at end of period	(11)	(13,674)	52	(2,757)	515	(15,875)
2012 (CHF million)
Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)
Increase/(decrease)	7	(1,040)	227	(291)	319	(778)
Increase/(decrease) due to equity method investments	30	0	0	0	0	30
Reclassification adjustments, included in net income	0	51	(242)	241	(71)	(21)
Total increase/(decrease)	37	(989)	(15)	(50)	248	(769)
Balance at end of period	(29)	(12,767)	84	(3,801)	610	(15,903)
2011 (CHF million)
Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)
Increase/(decrease)	(5)	(324)	6	(720)	383	(660)
Increase/(decrease) due to equity method investments	(1)	0	0	0	0	(1)
Reclassification adjustments, included in net income	(27)	16	(24)	105	12	82
Total increase/(decrease)	(33)	(308)	(18)	(615)	395	(579)
Balance at end of period	(66)	(11,778)	99	(3,751)	362	(15,134)
Refer to "Note 27 - Tax" and "Note 30 - Pension and other post-retirement benefit" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Details on significant reclassification adjustments
Details of significant reclassification adjustments

in	2013
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries [1]	84
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	390
Tax expense/(benefit)	(96)
Net of tax	294
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(120)
Tax expense/(benefit)	25
Net of tax	(95)
1
Includes net releases of CHF 84 million on the sale of JO Hambro, which was settled in the third quarter of 2013. These were reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total benefit costs. Refer to "Note 30 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information

	2013		2012		2011
Common shares issued
Balance at beginning of period	1,320,829,922		1,224,333,062		1,186,174,442
Issuance of common shares	275,289,427		96,496,860		38,158,620
of which MACCS settlement	199,964,015		0		0
of which share-based compensation	37,773,125		38,812,660		21,664,747
Balance at end of period	1,596,119,349		1,320,829,922		1,224,333,062
Treasury shares
Balance at beginning of period	(27,036,831)		(4,010,074)		(12,228,377)
Sale of treasury shares	401,126,114		394,686,376		367,978,216
of which MACCS settlement	33,488,655		0		0
Repurchase of treasury shares	(385,369,391)		(423,704,092)		(366,790,491)
Share-based compensation	6,096,954		5,990,959		7,030,578
Balance at end of period	(5,183,154)		(27,036,831)		(4,010,074)
Common shares outstanding
Balance at end of period	1,590,936,195	[1]	1,293,793,091	[2]	1,220,322,988
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 661,049,598 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for capital instruments (including MACCS).

Bank
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income
2013 (CHF million)
Balance at beginning of period	7	(11,349)	53	(670)	3	(11,956)
Increase/(decrease)	6	(2,261)	(13)	(102)	0	(2,370)
Reclassification adjustments, included in net income	(4)	83	(5)	58	0	132
Total increase/(decrease)	2	(2,178)	(18)	(44)	0	(2,238)
Balance at end of period	9	(13,527)	35	(714)	3	(14,194)
2012 (CHF million)
Balance at beginning of period	0	(10,326)	96	(729)	4	(10,955)
Increase/(decrease)	7	(1,067)	199	4	0	(857)
Reclassification adjustments, included in net income	0	44	(242)	55	(1)	(144)
Total increase/(decrease)	7	(1,023)	(43)	59	(1)	(1,001)
Balance at end of period	7	(11,349)	53	(670)	3	(11,956)
2011 (CHF million)
Balance at beginning of period	32	(9,994)	99	(871)	5	(10,729)
Increase/(decrease)	(5)	(348)	21	103	0	(229)
Reclassification adjustments, included in net income	(27)	16	(24)	39	(1)	3
Total increase/(decrease)	(32)	(332)	(3)	142	(1)	(226)
Balance at end of period	0	(10,326)	96	(729)	4	(10,955)

Details on significant reclassification adjustments
Details of significant reclassification adjustments

in	2013
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries [1]	83
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	92
Tax expense/(benefit)	(34)
Net of tax	58
1
Includes net releases of CHF 84 million on the sale of JO Hambro, which was settled in the third quarter of 2013. These were reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total benefit costs. Refer to "Note 29 – Pension and other post-retirement benefits" for further information.